Net Income (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Numerator:
Net income (loss)	$ (417,334)	$ (39,938)	$ (466,489)	$ (63,494)	$ (116,194)	$ 9,222	$ 796
Denominator:
Weighted average shares outstanding, basic and diluted (in shares)	264,127,000	235,215,000	251,412,000	235,217,000	235,938,873	231,956,164	228,540,269
Net income (loss) per share, basic and diluted (USD per share)	$ (1.58)	$ (0.17)	$ (1.86)	$ (0.27)	$ (0.49)	$ 0.04	$ 0